Investments in associates (Tables)	18 Months Ended
Oct. 31, 2018
Investments in associates [Abstract]
Investment in Associates
The following table shows the aggregate movement in the Group’s investment in associates:

	18 months ended October 31, 2018		12 months ended April 30, 2017
	$	’000	$	’000
At 1 May		11,457		12,711

Gain on dilution of investment		-		966
Share of post-tax loss of associates		(1,809)		(2,220)
		(1,809)		(1,254)

Reclassification to current assets classified as held for sale (note 19)		(9,648)		-
		-		11,457

Principal Associates
Details of the Group’s principal associates are provided below.

Company name	Country of incorporation and principal place of business	Proportion held	Principal activities
Open Invention Network LLC	USA	12.5%	Sale and support of software

Financial Information of Associates
The assets, liabilities, and equity of the Group’s associate as at September 30, 2018 (2017: March 31, 2017) and the revenue and loss of the Group’s associate for the period ended September 30, 2018 (2017: March 31, 2017) with the corresponding adjustment to align the reporting period was as follows:

	September 30, 2018		March 31, 2017
	$	’000	$	’000
Non-current assets		38,206		43,649
Current assets		41,672		50,137
Current liabilities		(672)		(604)
Non-current liabilities		(1,028)		(527)
Net assets		78,178		92,655

Equity		(78,178)		(92,655)

	18 months ended September 30, 2018		12 months ended March 31, 2017
	$	’000	$	’000
Revenue		-		-
Net loss		14,477		16,212

	18 months to October 31, 2018		12 months to April 30, 2017
	$	’000	$	’000
Loss attributable to the Group for the period ended 30 September 2018 (March 31, 2017 (14.3% ownership to June 6, 2016, 12.5% thereafter))		1,810		2,095
Adjustment on estimated October 31, 2018 result attributable to the Group (April 30, 2017)		(1)		125
Loss attributable to the Group for the period ended October 31, 2018 (April 30, 2017 (14.3% ownership to June 6, 2016, 12.5% thereafter))		1,809		2,220